Combined and Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current Assets:
Cash and cash equivalents	¥ 1,554,583	$ 218,958	¥ 913,277
Restricted cash	3,541	499	0
Short-term investments	1,586,005	223,384	945,865
Accounts receivable, net (net of allowance of RMB6,249 and RMB49,132 as of December 31, 2022 and 2023, respectively)	524,818	73,919	485,044
Contract assets, net (net of allowance of RMB459 and RMB122 as of December 31, 2022 and 2023, respectively)	19,688	2,773	12,600
Amounts due from related parties	¥ 5,015	$ 706	¥ 5,021
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Inventories	¥ 495,877	$ 69,843	¥ 646,852
Prepayments and other current assets	208,082	29,308	126,452
Total current assets	4,397,609	619,390	3,135,111
Property and equipment, net	871,611	122,764	504,953
Intangible assets, net	78,730	11,089	20,600
Land-use rights, net	40,743	5,739	41,606
Goodwill	0	0	3,823
Long-term investments	31,811	4,480	31,856
Operating lease right-of-use assets	151,871	21,391	44,349
Other non-current assets	90,168	12,700	57,098
Total non-current assets	1,264,934	178,163	704,285
TOTAL ASSETS	5,662,543	797,553	3,839,396
Current Liabilities:
Short-term borrowings	111,682	15,730	0
Notes payable	7,255	1,022	0
Accounts payable	269,439	37,950	206,681
Contract liabilities	79,925	11,257	40,378
Amounts due to related parties	¥ 340,051	$ 47,895	¥ 334,283
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Accrued warranty liability	¥ 28,425	$ 4,004	¥ 17,694
Accrued expenses and other current liabilities	498,324	70,188	356,502
Total current liabilities	1,335,101	188,046	955,538
Deferred tax liabilities	0	0	439
Operating lease liabilities	119,413	16,819	10,139
Long-term borrowings	285,898	40,268	18,472
Other non-current liabilities	59,813	8,424	13,075
Total non-current liabilities	465,124	65,511	42,125
TOTAL LIABILITIES	1,800,225	253,557	997,663
Commitments and contingencies (Note 25)
Mezzanine Equity:
Redeemable shares (US$0.0001 par value, 54,551,513 and nil shares issued and outstanding as of December 31, 2022 and December 31, 2023, respectively)	0	0	5,986,910
Shareholders' (Deficit) Equity:
Additional paid-in capital	7,423,862	1,045,629	0
Subscription receivables	(292,721)	(41,229)	(310,227)
Accumulated other comprehensive (loss) income	38,440	5,414	(3,608)
Accumulated deficit	(3,307,349)	(465,830)	(2,831,381)
Total Shareholders' (deficit) equity	3,862,318	543,996	(3,145,177)
Total Liabilities, Mezzanine Equity and Shareholders' (Deficit) Equity	5,662,543	797,553	3,839,396
Class A
Shareholders' (Deficit) Equity:
Ordinary shares	19	3	19
Class B
Shareholders' (Deficit) Equity:
Ordinary shares	¥ 67	$ 9	¥ 20